Income Taxes (Details 2) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Accrued expense	₩ 345	₩ 269
Allowance for doubtful	1,179	1,201
Investments in subsidiaries and equity method investees	77	231
Depreciation and amortization	1,228	269
Deferred revenue	487	578
Net operation loss carryforwards	14,157	10,882
Foreign tax credit carryforwards	10,078	13,901
Tax credit carryforwards for research and human resource development	3,533	3,507
Tax credit carryforwards for social insurance for employment increase	70	70
Others	91	105
Total deferred tax assets	31,245	31,013
Less valuation allowance	(31,146)	(30,902)	₩ (24,352)	₩ (19,712)
Deferred Tax Assets, Net of Valuation Allowance, Total	99	111
Deferred tax liabilities
Accrued income	23	34
Investments in subsidiaries and equity method investees	76	77
Total deferred tax liabilities	99	111
Net deferred tax assets (liabilities)	0	0
Current portion of deferred income tax assets	0	0
Non-current deferred income tax assets	₩ 0	₩ 0